Equity-Based Compensation - Summary of Equity Based Awards of Class B Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Units, Canceled	28,442
Class B units
Units, Outstanding—beginning of year		4,281,822	4,338,065
Units, Redeemed			(56,243)
Units, Outstanding—end of year		4,281,822	4,281,822
Units, Vested		3,465,409	3,453,931
Units, Unvested		816,413	827,891
Units, Total		4,281,822	4,281,822
Weighted-average grant date fair value, beginning balance		$ 1.75	$ 1.75
Weighted-average grant date fair value, Redeemed			1.75
Weighted-average grant date fair value, ending balance		1.75	1.75
Weighted-average grant date fair value, vested		1.75	1.75
Weighted-average grant date fair value, Unvested		1.75	1.75
Weighted-average grant date fair value, Total		$ 1.75	$ 1.75
Outstanding—beginning of year		$ 7,493	$ 7,592
Redeemed			(99)
Outstanding—end of year		7,493	7,493
Vested		6,064	6,044
Unvested		1,429	1,449
Total		$ 7,493	$ 7,493
Class C Units
Units, Outstanding—beginning of year		14,334,400	11,062,600
Units, Granted		3,380,000	5,091,000
Units, Canceled		585,400	1,708,800
Units, Redeemed		(32,000)	(110,400)
Units, Outstanding—end of year		17,097,000	14,334,400
Units, Vested		6,311,450	3,535,800
Units, Unvested		10,785,550	10,798,600
Units, Total		17,097,000	14,334,400
Weighted-average grant date fair value, beginning balance		$ 0.41	$ 0.26
Weighted-average grant date fair value, granted		1.81	0.67
Weighted-average grant date fair value, Canceled		0.58	0.22
Weighted-average grant date fair value, Redeemed		0.83	0.25
Weighted-average grant date fair value, ending balance		0.68	0.41
Weighted-average grant date fair value, vested		0.34	0.30
Weighted-average grant date fair value, Unvested		0.88	0.45
Weighted-average grant date fair value, Total		$ 0.68	$ 0.41
Outstanding—beginning of year		$ 5,902	$ 2,894
Granted		$ 6,122	$ 3,395
Canceled		$ (337,000)	$ (384,000)
Redeemed		$ (27)	$ (28)
Outstanding—end of year		11,660	5,902
Vested		2,127	1,055
Unvested		9,533	4,822
Total		11,660	5,902
Class C Unit
Outstanding—beginning of year		$ 5,877
Outstanding—end of year			5,877
Total			$ 5,877